OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 14,750	$ 13,207	$ 26,813	$ 25,736
Operating loss	(2,869)	(1,752)	(8,499)	(5,368)
Income (loss) before tax	(4,295)	(3,866)	(10,426)	(4,747)
Depreciation, amortization and impairment	511	778	1,191	1,587
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	14,750	13,207	26,813	25,736
Operating loss	(2,157)	(435)	(6,981)	(2,609)
Depreciation, amortization and impairment	511	778	1,191	1,587
Unallocated amounts [Member]
Disclosure of geographical areas [line items]
Operating loss	(712)	(1,317)	(1,518)	(2,759)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	11,242	11,672	22,153	23,109
Operating loss	(2,824)	(225)	(7,332)	(1,842)
Depreciation, amortization and impairment	463	729	1,118	1,509
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	3,508	1,535	4,660	2,627
Operating loss	667	(210)	351	(767)
Depreciation, amortization and impairment	48	49	73	78
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	0	0	0	0
Operating loss	0	0	0	0
Depreciation, amortization and impairment	0	0	0	0
Adjustments [Member] | Unallocated amounts [Member]
Disclosure of geographical areas [line items]
Operating loss	$ (712)	$ (1,317)	$ (1,518)	$ (2,759)